VIA EDGAR

                                                     March 9, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

                           Re:      Gabelli Investor Funds, Inc.
                                    (Securities Act File No. 33-54016;
                                    Investment Company Act File No. 811-07326)
                                    POST-EFFECTIVE AMENDMENT NO. 19

Ladies and Gentlemen:

                  On behalf of Gabelli Investor Funds, Inc. (the "Fund"), I hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 19 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"), which, pursuant to Section 310 of Regulation S-T, has been tagged by the Fund's administrator to indicate the changes from the previous amendment No. 18 to the Registration Statement, filed in 2006.

                  We hereby request selective review as the only substantive changes involve the addition of a new class of the existing series having the same terms as class AAA in other funds in the Gabelli complex that have been previously reviewed, additional disclosure regarding foreign securities and disclosure in the SAI concerning investing in swap agreements.

                  We anticipate filing an acceleration request so that the registration statement can become effective on May 1, 2007.

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Securities and Exchange Commission
March 9, 2007
Page 2


                  If your staff has any questions or comments concerning the Amendment, they should call me at (212) 735-2790.

                                                     Very truly yours,


                                                     /s/ Richard T. Prins

Enclosures

cc:   Bruce Alpert
       Arlene Lonergan